Submission	Apr. 10, 2025
Submission [Line Items]
Central Index Key	0000835403
Registrant Name	DIAGEO PLC
Registration File Number	333-269929
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES